Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 7,768,381	$ 7,390,158
Less: allowance for credit losses		(42,266)	$ (24,382)	$ (35,232)
Accounts receivable, net	$ 7,768,381	$ 7,347,892